Reverse Capitalization - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 16, 2021 $ / shares shares	Aug. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Class Of Stock [Line Items]
Common stock, par value per share | $ / shares			$ 0.0001
Proceeds from issuance initial public offering		$ 264,823
Cash held in trust account		230,027
Proceeds from Issuance or Sale of Equity		210,204
Proceeds from issuance of financial Services obligations		245,000
Payments of merger related costs		38,569
Payments of Financing Costs			$ 4,717	$ 808
Selling, General and Administrative Expenses
Class Of Stock [Line Items]
Payments of Financing Costs		6,591
Additional Paid In Capitals
Class Of Stock [Line Items]
Payments of merger related costs		$ 31,978
First Tranches Share Trading Price [Member]
Class Of Stock [Line Items]
Share price | $ / shares		$ 13.00
Second Tranches Share Trading Price [Member]
Class Of Stock [Line Items]
Share price | $ / shares		16.00
Third Tranches Share Trading Price [Member]
Class Of Stock [Line Items]
Share price | $ / shares		19.00
Fourth Tranches Share Trading Price [Member]
Class Of Stock [Line Items]
Share price | $ / shares		$ 22.00
Old Spire Options [Member]
Class Of Stock [Line Items]
Exchange ratio of common stock		1.8282
Number of consecutive trading days for determining share price		20 days
Number of trading days for determining share price		30 days
Closing date of warrants				5 years
Class Of Warrants and Rights Exchange Ratio		1.7058
Pipe Investors
Class Of Stock [Line Items]
Payments of stock issuance costs		$ 7,142
Pipe Investors | Pipe Subscription Agreements
Class Of Stock [Line Items]
Shares issued during the year, subscribed | shares		24,500,000
Shares issued during the year, aggregate purchase price		$ 245,000
Old Spire Warrants
Class Of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares	909,798
Old Spire Convertible Notes
Class Of Stock [Line Items]
Debt Instrument convertible conversion ratio	2.4808
Two Thousand Twenty One Old Spire Notes
Class Of Stock [Line Items]
Debt Instrument convertible conversion ratio	13.6466
Old Spire Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Outstanding shares | shares	12,671,911
Common stock, conversion basis	one-to-one basis
Old Spire Series B Convertible Preferred Stock
Class Of Stock [Line Items]
Outstanding shares | shares	4,869,754
Common stock, conversion basis	one-to-one basis
Old Spire Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Outstanding shares | shares	7,592,402
Common stock, conversion basis	one-to-one basis
New Spire Class A Common Stock [Member]
Class Of Stock [Line Items]
Common stock, par value per share | $ / shares	$ 0.0001
Exchange ratio of common stock		1.7058
Shares issued, price per share | $ / shares		$ 0.1236
New Spire Class B Common Stock Member | Old Spire Founders
Class Of Stock [Line Items]
Common stock, par value per share | $ / shares		$ 0.0001
Shares purchased by related party | shares		12,058,614